Segment Information - Schedule of Geographical Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets [abstract]
Total non-current assets	$ 18,925,463	$ 18,733,638
ROC [member]
Non-current assets [abstract]
Total non-current assets	18,913,501	18,727,979
PRC [member]
Non-current assets [abstract]
Total non-current assets	117
Others [Member]
Non-current assets [abstract]
Total non-current assets	$ 11,845	$ 5,659